LOANS, Troubled Debt Restructurings (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($) Contract Payment	Dec. 31, 2019 USD ($) Contract	Dec. 31, 2018 USD ($) Contract
Troubled Debt Restructuring [Abstract]
Troubled debt restructuring		$ 47,073	$ 50,722
Number of consecutive timely payments required | Payment		6
Troubled debt restructuring, specific reserve		$ 4,800	5,200
Additional amounts committed to lend as troubled debt restructurings		$ 70	$ 50
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		24	24	34
Pre-modification recorded balance		$ 8,822	$ 4,336	$ 3,089
Post-modification recorded balance		8,848	4,342	3,092
Increase (decrease) in allowance for loan losses		40	500	(190)
Charge offs due to troubled debt restructurings		$ 0	$ 0	$ 0
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	2	1
Recorded Balance		$ 0	$ 31	$ 13
Past due period for modified loans		90 days
Number of consecutive payments for mortgage loans missed | Payment		4
Increase (decrease) in allowance for loan loss due to TDRs that subsequently defaulted		$ 0	0	0
Charge-offs on TDRs that subsequently defaulted		$ 0	0	$ 0
Minimum [Member]
Troubled Debt Restructuring [Abstract]
Modification of stated interest rate of loans, range of period		9 months
Modifications involving extension of maturity date, period range		1 month
Maximum [Member]
Troubled Debt Restructuring [Abstract]
Modification of stated interest rate of loans, range of period		36 months
Modification of stated interest rate of loans, range of period in certain circumstances		480 months
Modifications involving extension of maturity date, period range		60 months
Modifications involving extension of maturity date, period range in certain circumstances		230 months
Performing TDR's [Member]
Troubled Debt Restructuring [Abstract]
Troubled debt restructuring		$ 44,341	47,575
Non-performing TDR's [Member]
Troubled Debt Restructuring [Abstract]
Troubled debt restructuring	[1]	2,732	3,147
Commercial [Member]
Troubled Debt Restructuring [Abstract]
Troubled debt restructuring		9,104	8,514
Commercial [Member] | Performing TDR's [Member]
Troubled Debt Restructuring [Abstract]
Troubled debt restructuring		7,956	7,974
Commercial [Member] | Non-performing TDR's [Member]
Troubled Debt Restructuring [Abstract]
Troubled debt restructuring	[1]	$ 1,148	$ 540
Commercial [Member] | Commercial and Industrial [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		7	8	7
Pre-modification recorded balance		$ 1,207	$ 1,609	$ 652
Post-modification recorded balance		$ 1,207	$ 1,609	$ 652
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	1	0
Recorded Balance		$ 0	$ 19	$ 0
Commercial [Member] | Commercial Real Estate [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		4	3	2
Pre-modification recorded balance		$ 7,012	$ 1,479	$ 204
Post-modification recorded balance		$ 7,012	$ 1,479	$ 204
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	0
Recorded Balance		$ 0	$ 0	$ 0
Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		0	0	1
Pre-modification recorded balance		$ 0	$ 0	$ 419
Post-modification recorded balance		$ 0	$ 0	$ 419
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	0
Recorded Balance		$ 0	$ 0	$ 0
Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		5	2	9
Pre-modification recorded balance		$ 357	$ 478	$ 991
Post-modification recorded balance		$ 374	$ 483	$ 994
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	1	0
Recorded Balance		$ 0	$ 12	$ 0
Mortgage [Member] | 1-4 Family Non-owner Occupied [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		2	1	0
Pre-modification recorded balance		$ 111	$ 507	$ 0
Post-modification recorded balance		$ 116	$ 505	$ 0
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	0
Recorded Balance		$ 0	$ 0	$ 0
Mortgage [Member] | 1-4 Family - 2nd Lien [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		2	3	0
Pre-modification recorded balance		$ 44	$ 75	$ 0
Post-modification recorded balance		$ 46	$ 75	$ 0
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	0
Recorded Balance		$ 0	$ 0	$ 0
Mortgage [Member] | Resort Lending [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		0	0	1
Pre-modification recorded balance		$ 0	$ 0	$ 115
Post-modification recorded balance		$ 0	$ 0	$ 114
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	0
Recorded Balance		$ 0	$ 0	$ 0
Installment [Member] | Boat Lending [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		0	0	0
Pre-modification recorded balance		$ 0	$ 0	$ 0
Post-modification recorded balance		$ 0	$ 0	$ 0
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	0
Recorded Balance		$ 0	$ 0	$ 0
Installment [Member] | Recreational Vehicle Lending [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		0	0	0
Pre-modification recorded balance		$ 0	$ 0	$ 0
Post-modification recorded balance		$ 0	$ 0	$ 0
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	0
Recorded Balance		$ 0	$ 0	$ 0
Installment [Member] | Other [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		4	7	14
Pre-modification recorded balance		$ 91	$ 188	$ 708
Post-modification recorded balance		$ 93	$ 191	$ 709
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	1
Recorded Balance		$ 0	$ 0	$ 13
Retail [Member]
Troubled Debt Restructuring [Abstract]
Troubled debt restructuring	[2]	37,969	42,208
Retail [Member] | Performing TDR's [Member]
Troubled Debt Restructuring [Abstract]
Troubled debt restructuring	[2]	36,385	39,601
Retail [Member] | Non-performing TDR's [Member]
Troubled Debt Restructuring [Abstract]
Troubled debt restructuring	[1],[2],[3]	$ 1,584	$ 2,607

[1]	Included in non-performing loans table above.
[2]	Retail loans include mortgage and installment loan portfolio segments.
[3]	Also includes loans on non-accrual at the time of modification until six payments are received on a timely basis.